Income Taxes - Combined effects of income tax expense exemption and other preferential tax treatment (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Income Tax Disclosure [Abstract]
Effect of preferential tax treatment	¥ (7,934)	$ (1,216)	¥ (38,077)	¥ (16,104)
Basic net income/(loss) per share effect | (per share)	¥ (0.01)	$ 0.00	¥ (0.07)	¥ (0.03)